DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments
The following table summarizes the aggregate notional amounts of the company’s derivative positions as at December 31, 2023 and 2022:

(US$ MILLIONS)	December 31, 2023	December 31, 2022
Foreign exchange contracts	$614	$2,529
Cross currency swaps	111	110
Interest rate derivatives	4,375	3,846
	$5,100	$6,485
The following table presents the notional amounts underlying derivative instruments by term to maturity as at December 31, 2023 and the comparative notional amounts as at December 31, 2022, for both derivatives that are classified as FVTPL and derivatives that qualify for hedge accounting:

	2023				2022
(US$ MILLIONS)	< 1 Year	1-5 Years	5+ Years	Total notional amount	Total notional amount
Fair value through profit or loss
Foreign exchange contracts	$—	$—	$—	$—	$1,022
Interest rate derivatives	—	46	—	46	—
Designated for hedge accounting
Foreign exchange contracts	3	611	—	614	1,507
Cross currency swaps	111	—	—	111	110
Interest rate derivatives	486	3,843	—	4,329	3,846
	$600	$4,500	$—	$5,100	$6,485

Disclosure of information about terms and conditions of hedging instruments
The following table presents the notional amounts and average exchange rates for foreign exchange contracts held by the company as at December 31, 2023 and 2022. The notional amounts as at December 31, 2023 and 2022 include both buy and sell contracts.

	Notional amount		Average exchange rate
(US$ MILLIONS, except as noted)	2023	2022	2023	2022
Foreign exchange contracts
Australian dollars	$39	$387	1.48	1.58
Brazilian real	575	—	5.21	—
British pounds	—	263	—	0.82
Canadian dollars	—	106	—	1.35
Euros	—	640	—	0.94
Swedish krona	—	1,086	—	9.78
Other	—	47
	$614	$2,529
The following table presents the notional amounts underlying derivative instruments by term to maturity as at December 31, 2023 and the comparative notional amounts as at December 31, 2022, for both derivatives that are classified as FVTPL and derivatives that qualify for hedge accounting:

	2023				2022
(US$ MILLIONS)	< 1 Year	1-5 Years	5+ Years	Total notional amount	Total notional amount
Fair value through profit or loss
Foreign exchange contracts	$—	$—	$—	$—	$1,022
Interest rate derivatives	—	46	—	46	—
Designated for hedge accounting
Foreign exchange contracts	3	611	—	614	1,507
Cross currency swaps	111	—	—	111	110
Interest rate derivatives	486	3,843	—	4,329	3,846
	$600	$4,500	$—	$5,100	$6,485